Basis of presentation	9 Months Ended
Sep. 30, 2023
Basis of presentation
Basis of presentation

2.Basis of presentation

2.1	Statement of compliance and authorization of financial statements

The financial information contained in this report has been prepared in accordance with IAS 34 Interim Financial Reporting. The interim condensed consolidated financial statements are unaudited and in the management opinion, include all necessary adjustments for a fair presentation of the results of each period. All such adjustments are of a normal recurring nature. This report should be read in conjunction with the consolidated financial statements and notes for the year ended 31 December 2022 included in Form 20-F 2022.

Ecopetrol Business Group prepares its consolidated financial statements included within Form 20-F based on International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB).

The financial information presented herein has been prepared in accordance with the accounting policies expected to be used in Form 20-F 2023 which are the same as those used in the previous year.

These interim condensed consolidated financial statements were approved by the Company’s Ecopetrol Board of Directors on December 15, 2023.

2.2Basis of consolidation

The interim condensed consolidated financial statements were prepared by consolidating all the subsidiary companies described in Exhibits 1 and 2, in which Ecopetrol exercises, directly or indirectly, control, according to IFRS 10.5 and 10.7.

Subsidiaries are consolidated from the date control is obtained until the date control ceases.

All intercompany assets and liabilities, equity, income, expenses, and cash flows related to transactions between Group companies were eliminated in consolidation. Unrealized profits and losses are also eliminated. Non-controlling interest represents the portion of profit, other comprehensive income and net assets in subsidiaries that are not attributable to Ecopetrol shareholders.

The interim condensed consolidated financial statements were prepared on the basis that it will continue to operate as a going concern.

All business combinations are recognized using the acquisition method.

The following were the changes in the Group:

2023

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On March 17, 2023, the Company concluded with process of establishing a new company called Econova Technology & Innovation, S.L., domiciled in Spain, was concluded. Its main corporate purpose is related to science, technology, and innovation (CT+i) activities. Ecopetrol S.A. is the direct owner of 100% of the capital shares, subscribed according to the regulatory requirements in Spain.

-	Concentra Inteligencia en Energía S.A.S is in the liquidation process in accordance with the decision made at the Concentra General Shareholders’ Meeting.

2.3Reclassification

For presentation purposes, the Ecopetrol Business Group reclassified some items in the comparative figures as of September 30, 2022. They had no impact on the items of the statement of financial position, profits and losses, comprehensive income, and changes in equity. The reclassifications are presented in the statement of cash flows, note 28 - Financial results and note 31.2 - Revenue from contract with customers.